Acquisitions (Details) (USD $)	1 Months Ended			12 Months Ended
	Dec. 31, 2013	May 31, 2013	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Allocation of consideration
Goodwill	$ 47,343,000			$ 47,343,000	$ 15,159,000	$ 51,478,000	$ 15,159,000
Weibo Interactive
Acquisitions
Remaining equity interest acquired (as a percent)		45.00%
Equity interest percentage acquired accounted for under the equity method of accounting			55.00%
Consideration for acquisition of equity interest accounted for under the equity method of accounting			5,300,000
Equity interest previously held (as a percent)		55.00%
Remeasurement gain upon obtaining control		3,100,000
Allocation of consideration
Cash consideration for the remaining 45% equity interest		4,635,000
Fair value of previously held equity interest		5,445,000
Total consideration		10,080,000
Tangible assets		98,000
Identifiable intangible assets acquired		3,560,000
Liabilities assumed		(1,095,000)
Goodwill		7,517,000
Total consideration		10,080,000
Percentage of equity interest transferred to Weibo Cayman subsidiary	100.00%
Consideration for transfer of equity interest to subsidiary of Weibo Cayman	10,100,000
Weibo Interactive | Minimum
Acquisitions
Estimated useful life of identifiable intangible assets acquired		2 years
Weibo Interactive | Maximum
Acquisitions
Estimated useful life of identifiable intangible assets acquired		5 years
Weibo Interactive | Customer list
Allocation of consideration
Identifiable intangible assets acquired		2,100,000
Weibo Interactive | Game platform technology
Allocation of consideration
Identifiable intangible assets acquired		1,000,000
Weibo Interactive | Non-compete agreement
Allocation of consideration
Identifiable intangible assets acquired		500,000
All Sure
Acquisitions
Equity interest previously held (as a percent)	35.00%			35.00%
Consideration for amount accounted for under the cost method of accounting	21,300,000			21,300,000
Loan receivable from All Sure	14,600,000			14,600,000
Percentage of equity interest redeemed	35.00%
Exchange of shares (as a percent)	100.00%
Remeasurement loss upon obtaining control	600,000
Allocation of consideration
Consideration	14,631,000
Fair value of previously held equity interest	20,703,000
Non-controlling interests	1,678,000
Total consideration	37,012,000
Tangible assets	7,438,000			7,438,000
Identifiable intangible assets acquired	7,200,000			7,200,000
Liabilities assumed	(2,293,000)			(2,293,000)
Goodwill	24,667,000			24,667,000
Total consideration	37,012,000			37,012,000
Unaudited pro forma combined and consolidated financial information
Net revenues				666,973,000	534,758,000
Net income				27,605,000	21,200,000
Amortization of identifiable intangible assets net of tax				800,000	800,000
All Sure | Core technology
Acquisitions
Estimated useful life of identifiable intangible assets acquired	5 years
Allocation of consideration
Identifiable intangible assets acquired	3,600,000			3,600,000
All Sure | Trademark and domain names
Acquisitions
Estimated useful life of identifiable intangible assets acquired	10 years
Allocation of consideration
Identifiable intangible assets acquired	$ 3,600,000			$ 3,600,000